LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-Term Debt [Line Items]
Current portion of unamortized deferred financing costs		$ 5
2016 7.250% SC Secured Notes, due 2021 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs		7,211
2017 4.875% Senior Notes, due 2025 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	$ 16,583	19,827
2019 5.250% Senior Notes, due 2026 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	4,529	5,948
2019 5.625% Senior Notes, due 2027 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	5,686	7,298
2019 5.375% Senior Notes, due 2029 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	7,991	8,992
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	6,165	7,829
2020 5.750% Senior Notes, due 2028 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	4,519
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	4,566
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	4,738
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	0	42
Revolving Credit Facility [Member] | 2015 Credit Facilities [Member] | Prepaid Expenses and Other Current Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	0	3,097
Revolving Credit Facility [Member] | 2020 Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	43,593
Revolving Credit Facility [Member] | 2016 Studio City Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	$ 440	$ 885